MUZINICH LOW DURATION FUND

SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 81.2%
Aerospace/Defense: 0.1%
	Rolls-Royce PLC
EUR 300,000	0.875%, 5/9/24	$346,005

Airlines: 3.4%
	Air France-KLM
EUR 200,000	3.000%, 7/1/24	230,992
EUR 300,000	3.875%, 7/1/26	345,761
	American Airlines Inc/AAdvantage Loyalty IP Ltd
325,000	5.500%, 4/20/26	342,062
	Cathay Pacific MTN Financing HK Ltd
1,940,000	4.875%, 8/17/26	1,935,000
	Delta Air Lines Inc
875,000	3.625%, 3/15/22	882,821
1,050,000	3.800%, 4/19/23	1,093,325
	Deutsche Lufthansa AG
EUR 300,000	2.875%, 2/11/25	359,248
EUR 700,000	3.000%, 5/29/26	837,328
EUR 1,000,000	3.750%, 2/11/28	1,219,200
	easyJet PLC
EUR 700,000	1.750%, 2/9/23	827,532
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd
1,325,000	6.500%, 6/20/27	1,442,180
	Singapore Airlines Ltd
1,100,000	3.000%, 7/20/26	1,129,278
	United Airlines Inc
350,000	4.375%, 4/15/26	359,625
	Wizz Air Finance Co BV
EUR 1,300,000	1.350%, 1/19/24	1,537,745
		12,542,097
Automotive & Auto Parts: 4.8%
	FCE Bank PLC
EUR 700,000	1.134%, 2/10/22	814,053
GBP 700,000	2.727%, 6/3/22	954,552
EUR 800,000	1.615%, 5/11/23	945,612
	Ford Motor Credit Co LLC
500,000	1.198% (3 Month LIBOR USD + 1.080%), 8/3/22 [1]	498,551
1,000,000	1.360% (3 Month LIBOR USD + 1.235%), 2/15/23 [1]	996,497
600,000	3.810%, 1/9/24	620,250
EUR 555,000	3.021%, 3/6/24	671,108
650,000	3.375%, 11/13/25	668,688
	Harley-Davidson Financial Services Inc
EUR 500,000	0.900%, 11/19/24	592,818
	Hyundai Capital America
1,825,000	1.650%, 9/17/26	1,808,670
	IHO Verwaltungs GmbH
EUR 900,000	3.625% Cash or 4.375% PIK, 5/15/25 PIK	1,060,608
EUR 700,000	3.750% Cash or 4.500% PIK, 9/15/26 PIK	826,428
	Jaguar Land Rover Automotive PLC
1,100,000	7.750%, 10/15/25	1,188,770
EUR 625,000	4.500%, 7/15/28	715,663
	Kia Corp
650,000	1.000%, 4/16/24	650,493
	Nissan Motor Co Ltd
1,894,000	3.043%, 9/15/23	1,970,504
1,500,000	3.522%, 9/17/25	1,595,023
	Stellantis NV
1,000,000	5.250%, 4/15/23	1,067,880
		17,646,168
Bank: 0.1%
	Standard Chartered PLC
EUR 400,000	–%, 9/23/31 [6]	465,051

Banking: 21.0%
	Abanca Corp Bancaria SA
EUR 500,000	4.625% (5 Year Swap Rate EUR + 5.014%), 4/7/30 [1,4]	628,818
	ABN AMRO Bank NV
4,200,000	4.400% (5 Year Swap Rate USD + 2.197%), 3/27/28 [1,4]	4,394,351
500,000	4.750%, 7/28/25	555,137
	AIB Group PLC
EUR 1,700,000	1.875% (5 Year Swap Rate EUR + 2.150%), 11/19/29 [1,4]	2,030,843
	Banco Comercial Portugues SA
EUR 600,000	3.871% (5 Year Swap Rate EUR + 4.231%), 3/27/30 [1,4]	716,647
	Banco de Sabadell SA
EUR 1,500,000	5.375% (5 Year Swap Rate EUR + 5.100%), 12/12/28 [1,4]	1,908,282
EUR 900,000	2.500% (5 Year Swap Rate EUR + 2.950%), 4/15/31 [1,4]	1,061,360
	Bank of Ireland Group PLC
GBP 1,300,000	3.125% (GUKG5 + 2.700%), 9/19/27 [1,4]	1,776,921
	Barclays Bank PLC
200,000	7.625%, 11/21/22	214,433
	Barclays PLC
GBP 300,000	3.750% (GUKG5 + 3.750%), 11/22/30 [1,4]	432,926
EUR 1,060,000	1.125% (5 Year Swap Rate EUR + 1.550%), 3/22/31 [1,4]	1,238,148
	BBVA Bancomer SA
2,100,000	6.750%, 9/30/22	2,211,132
150,000	4.375%, 4/10/24	162,000
	BNP Paribas SA
GBP 900,000	2.000% (GUKG5 + 1.650%), 5/24/31 [1,4]	1,212,759
	Caixa Geral de Depositos SA
EUR 1,200,000	5.750% (5 Year Swap Rate EUR + 5.500%), 6/28/28 [1,4]	1,514,342
	CaixaBank SA
EUR 3,000,000	2.750% (5 Year Swap Rate EUR + 2.350%), 7/14/28 [1,4]	3,624,134
	Commerzbank AG
500,000	8.125%, 9/19/23	563,533
EUR 1,200,000	4.000% (5 Year Swap Rate EUR + 4.350%), 12/5/30 [1,4]	1,535,315
EUR 600,000	1.375% (5 Year Swap Rate EUR + 1.730%), 12/29/31 [1,4]	687,891
	Commonwealth Bank of Australia
EUR 300,000	1.936% (5 Year Swap Rate EUR + 1.450%), 10/3/29 [1,4]	364,253
	Cooperatieve Rabobank UA
3,800,000	4.000% (5 Year Swap Rate USD + 1.892%), 4/10/29 [1,4]	4,045,028
	Danske Bank A/S
EUR 1,900,000	2.500% (5 Year Swap Rate EUR + 2.500%), 6/21/29 [1,4]	2,319,437
	Deutsche Bank AG
1,532,000	1.354% (3 Month LIBOR USD + 1.230%), 2/27/23 [1]	1,549,422
375,000	3.961% (SOFR + 2.581%), 11/26/25 [1,4]	405,678
2,800,000	4.296% (5 Year Swap Rate USD + 2.248%), 5/24/28 [1,4]	2,903,236
	Fab Sukuk Co Ltd
500,000	2.500%, 1/21/25	520,068
900,000	1.411%, 1/14/26	899,273
	ING Groep NV
2,100,000	4.700% (5 Year Swap Rate USD + 1.938%), 3/22/28 [1,4]	2,206,399
EUR 2,700,000	2.500% (5 Year Swap Rate EUR + 2.150%), 2/15/29 [1,4]	3,298,163
	Intesa Sanpaolo SPA
EUR 2,900,000	1.360% (3 Month EURIBOR + 1.900%), 9/26/24 [1]	3,438,816
EUR 1,000,000	4.375% (5 Year Swap Rate EUR + 4.750%), 7/12/29 [1,4]	1,266,653
	Nationwide Building Society
EUR 550,000	2.000% (5 Year Swap Rate EUR + 1.500%), 7/25/29 [1,4]	668,220
	NatWest Group PLC
2,325,000	3.754% (5 Year CMT Rate + 2.100%), 11/1/29 [1,4]	2,481,690
GBP 500,000	3.622% (GUKG5 + 3.550%), 8/14/30 [1,4]	713,239
	NBK SPC Ltd
750,000	1.625% (SOFR + 1.050%), 9/15/27 [1,4]	741,750
	QNB Finansbank AS
900,000	4.875%, 5/19/22	915,534
	Raiffeisen Bank International AG
EUR 1,000,000	1.500% (5 Year Swap Rate EUR + 2.150%), 3/12/30 [1,4]	1,184,097
	Societe Generale SA
EUR 1,600,000	1.375% (5 Year Swap Rate EUR + 0.900%), 2/23/28 [1,4]	1,883,311
	Standard Chartered PLC
738,000	1.319% (1 Year CMT Rate + 1.170%), 10/14/23 [1,4]	742,743
1,400,000	3.516% (5 Year CMT Rate + 1.850%), 2/12/30 [1,4]	1,458,430
	UniCredit SPA
EUR 2,200,000	4.375% (5 Year Swap Rate EUR + 4.316%), 1/3/27 [1,4]	2,576,000
EUR 600,000	4.875% (EUAMDB05 + 4.739%), 2/20/29 [1,4]	756,213
	Virgin Money UK PLC
GBP 500,000	4.000% (GUKG1 + 2.800%), 9/25/26 [1,4]	733,253
GBP 2,200,000	7.875% (GUKG5 + 7.128%), 12/14/28 [1,4]	3,352,424
GBP 1,050,000	5.125% (GUKG5 + 5.250%), 12/11/30 [1,4]	1,564,737
	Volksbank Wien AG
EUR 2,800,000	2.750% (5 Year Swap Rate EURIBOR + 2.550%), 10/6/27 [1,4]	3,325,263
	Westpac Banking Corp
2,045,000	2.894% (5 Year CMT Rate + 1.350%), 2/4/30 [1,4]	2,117,320
	Zuercher Kantonalbank
EUR 1,450,000	2.625% (5 Year Swap Rate EUR + 1.850%), 6/15/27 [1,4]	1,710,859
		76,610,481
Broadcasting: 0.2%
	Pinewood Finance Co Ltd
GBP 500,000	3.250%, 9/30/25	683,615

Building Materials: 0.7%
	James Hardie International Finance DAC
EUR 1,355,000	3.625%, 10/1/26	1,601,163
922,000	5.000%, 1/15/28	969,253
		2,570,416
Cable/Satellite TV: 0.5%
	Radiate Holdco LLC / Radiate Finance Inc
625,000	4.500%, 9/15/26	646,094
	United Group BV
EUR 1,000,000	4.125% (3 Month EURIBOR + 4.125%), 5/15/25 [1]	1,160,633
		1,806,727
Capital Goods: 1.0%
	CNH Industrial NV
1,000,000	4.500%, 8/15/23	1,069,147
	Schenck Process Holding GmbH
EUR 800,000	5.375%, 6/15/23	935,244
	Westinghouse Air Brake Technologies Corp
1,425,000	4.400%, 3/15/24	1,532,144
		3,536,535
Chemicals: 0.5%
	CNAC HK Finbridge Co Ltd
250,000	3.375%, 6/19/24	261,887
240,000	4.875%, 3/14/25	263,574
	PTT Global Chemical PCL
200,000	4.250%, 9/19/22	206,344
	Syngenta Finance NV
900,000	4.441%, 4/24/23	940,997
		1,672,802
Consumer-Products: 0.5%
	Kimberly-Clark de Mexico SAB de CV
1,791,000	3.250%, 3/12/25	1,890,857

Containers: 0.3%
	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
EUR 475,000	2.000%, 9/1/28	555,717
	Trivium Packaging Finance BV
EUR 500,000	3.750% (3 Month EURIBOR + 3.750%), 8/15/26 [1]	579,048
		1,134,765
Diversified Financial Services: 16.1%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
700,000	4.500%, 9/15/23	745,969
1,801,000	3.150%, 2/15/24	1,878,170
	Aircastle Ltd
1,200,000	4.400%, 9/25/23	1,278,161
897,000	4.125%, 5/1/24	954,405
	AnaCap Financial Europe SA SICAV-RAIF
EUR 1,000,000	5.000% (3 Month EURIBOR + 5.000%), 8/1/24 [1]	1,127,928
	Ares Capital Corp
1,680,000	4.200%, 6/10/24	1,801,939
200,000	3.250%, 7/15/25	210,356
	Aviation Capital Group LLC
1,500,000	5.500%, 12/15/24	1,681,461
	Avolon Holdings Funding Ltd
700,000	5.125%, 10/1/23	752,305
	BOC Aviation Ltd
460,000	2.750%, 12/2/23	475,429
1,200,000	1.750%, 1/21/26	1,190,760
	BOC Aviation USA Corp
610,000	1.625%, 4/29/24	614,807
	Bracken MidCo1 PLC
GBP 946,688	8.875% Cash or 10.375% PIK, 10/15/23 PIK	1,306,812
	CDBL Funding 2
1,050,000	3.000%, 8/1/22	1,065,493
	CIT Group Inc
1,600,000	5.000%, 8/1/23	1,712,000
	Credit Suisse AG
1,825,000	6.500%, 8/8/23	2,001,430
	Credit Suisse Group AG
1,200,000	7.500% (5 Year Swap Rate USD + 4.598%), 12/29/49 [1,4,5]	1,313,755
450,000	6.250% (5 Year Swap Rate USD + 3.455%), 6/18/70 [1,4,5]	486,028
	DAE Funding LLC
800,000	1.550%, 8/1/24	793,688
1,132,000	2.625%, 3/20/25	1,155,308
	DAE Sukuk Difc Ltd
1,580,000	3.750%, 2/15/26	1,670,431
	doValue SPA
EUR 1,250,000	3.375%, 7/31/26	1,472,909
	Encore Capital Group Inc
GBP 775,000	5.375%, 2/15/26	1,098,864
	Fortune Star BVI Ltd
EUR 963,000	4.350%, 5/6/23	1,107,896
	Garfunkelux Holdco 3 SA
EUR 2,700,000	6.250% (3 Month EURIBOR + 6.250%), 5/1/26 [1]	3,169,662
	Hoist Finance AB
EUR 2,500,000	2.750%, 4/3/23	2,995,057
	Huarong Finance 2017 Co Ltd
2,000,000	1.275% (3 Month LIBOR USD + 1.150%), 11/7/22 [1]	1,865,000
	Huarong Finance 2019 Co Ltd
520,000	1.253% (3 Month LIBOR USD + 1.125%), 2/24/23 [1]	479,050
	Huarong Finance II Co Ltd
700,000	3.625%, 11/22/21	700,700
	Huarong Universe Investment Holding Ltd
EUR 1,300,000	1.625%, 12/5/22	1,226,439
	ICBCIL Finance Co Ltd
1,000,000	1.225% (3 Month LIBOR USD + 1.100%), 5/15/23 [1]	1,000,894
	Intrum AB
EUR 500,000	4.875%, 8/15/25	609,267
	IS Hong Kong Investment Ltd
1,000,000	2.900%, 12/30/22	1,019,490
	Jerrold Finco PLC
GBP 1,075,000	4.875%, 1/15/26	1,490,127
	LeasePlan Corp NV
EUR 400,000	0.250%, 9/7/26	460,615
	Mirae Asset Securities Co Ltd
500,000	2.125%, 7/30/23	509,495
1,180,000	2.625%, 7/30/25	1,212,807
	Owl Rock Capital Corp
940,000	3.750%, 7/22/25	989,432
	Park AeroSPAce Holdings Ltd
2,000,000	4.500%, 3/15/23	2,091,405
	REC Ltd
800,000	5.250%, 11/13/23	861,656
1,300,000	3.375%, 7/25/24	1,355,946
200,000	3.500%, 12/12/24	210,019
200,000	2.250%, 9/1/26	195,730
840,000	2.750%, 1/13/27	832,166
	SoftBank Group Corp
750,000	3.125%, 1/6/25	739,755
1,475,000	4.000%, 7/6/26	1,452,749
	Tesco Personal Finance Group PLC
GBP 150,000	3.500%, 7/25/25	210,942
	TP ICAP Ltd
GBP 500,000	5.250%, 1/26/24	731,968
	UBS AG
2,000,000	5.125%, 5/15/24	2,190,140
	UBS Group AG
1,460,000	7.000% (USSW5YF + 4.866%), 12/29/49 [1,4,5]	1,665,312
EUR 400,000	5.750% (5 Year Swap Rate EUR + 5.287%), 2/19/67 [1,4,5]	471,160
		58,633,287
Diversified Media: 0.6%
	Adevinta ASA
EUR 675,000	2.625%, 11/15/25	800,258
	Inter Media and Communication SPA
EUR 1,121,200	4.875%, 12/31/22	1,297,536
		2,097,794
Energy: 2.9%
	Delek & Avner Tamar Bond Ltd
1,335,000	5.082%, 12/30/23	1,339,534
563,000	5.412%, 12/30/25	564,398
	Energy Transfer LP
1,000,000	4.250%, 4/1/24	1,070,771
	Galaxy Pipeline Assets Bidco Ltd
350,000	1.750%, 9/30/27	354,240
	Perusahaan Gas Negara Tbk PT
1,499,000	5.125%, 5/16/24	1,647,305
	Petroleos Mexicanos
GBP 1,962,000	8.250%, 6/2/22	2,755,651
	Plains All American Pipeline LP / PAA Finance Corp
2,176,000	4.650%, 10/15/25	2,412,276
	Ras Laffan Liquefied Natural Gas Co Ltd 3
240,275	5.838%, 9/30/27	273,516
250,000	6.332%, 9/30/27	286,000
		10,703,691
Food & Drug Retail: 0.7%
	Bellis Acquisition Co PLC
GBP 575,000	3.250%, 2/16/26	762,943
	Lion/Polaris Lux 4 SA
EUR 400,000	4.000% (3 Month EURIBOR + 4.000%), 7/1/26 [1,4]	467,147
	Quatrim SASU
EUR 1,000,000	5.875%, 1/15/24	1,195,517
		2,425,607
Food/Beverage/Tobacco: 2.0%
	Coca-Cola Europacific Partners PLC
1,600,000	1.500%, 1/15/27	1,588,507
	Coca-Cola Icecek AS
1,500,000	4.215%, 9/19/24	1,575,855
	Herbalife Nutrition Ltd / HLF Financing Inc
625,000	7.875%, 9/1/25	671,094
	Louis Dreyfus Co Finance BV
EUR 1,225,000	2.375%, 11/27/25	1,512,962
	Sigma Alimentos S.A. de CV
850,000	4.125%, 5/2/26	929,913
	Smithfield Foods Inc
900,000	3.350%, 2/1/22	905,173
		7,183,504
Gaming: 0.9%
	Caesars Entertainment Inc
1,000,000	6.250%, 7/1/25	1,054,008
	Cirsa Finance International SARL
EUR 275,980	6.250%, 12/20/23	325,028
	International Game Technology PLC
EUR 400,000	3.500%, 6/15/26	476,242
	MGM Resorts International
1,250,000	6.750%, 5/1/25	1,318,750
		3,174,028
Healthcare: 1.9%
	GN Store Nord AS
EUR 760,000	0.750%, 12/6/23	889,173
	MPT Operating Partnership LP / MPT Finance Corp
GBP 1,310,000	2.550%, 12/5/23	1,813,278
EUR 750,000	3.325%, 3/24/25	944,516
GBP 1,300,000	2.500%, 3/24/26	1,782,762
EUR 425,000	0.993%, 10/15/26	493,459
	Rossini SARL
EUR 350,000	3.875% (3 Month EURIBOR + 3.875%), 10/30/25 [1]	407,214
	Teva Pharmaceutical Finance Netherlands III BV
625,000	2.800%, 7/21/23	622,056
		6,952,458
Homebuilders/Real Estate: 5.3%
	ADLER Real Estate AG
EUR 1,100,000	1.500%, 4/17/22	1,222,470
	American Tower Corp
EUR 1,000,000	0.450%, 1/15/27	1,157,859
	CPI Property Group SA
1,850,000	4.750%, 3/8/23	1,956,468
	CTP NV
EUR 400,000	0.500%, 6/21/25	466,035
	DEMIRE Deutsche Mittelstand Real Estate AG
EUR 1,800,000	1.875%, 10/15/24	1,990,446
	DIC Asset AG
EUR 600,000	2.250%, 9/22/26	684,881
	Hammerson Ireland Finance DAC
EUR 710,000	1.750%, 6/3/27	831,494
	Hammerson PLC
GBP 1,000,000	3.500%, 10/27/25	1,407,629
	Immobiliare Grande Distribuzione SIIQ SPA
EUR 225,000	2.125%, 11/28/24	263,760
	Lar ESPAna Real Estate Socimi SA
EUR 500,000	1.750%, 7/22/26	591,088
	NE Property BV
EUR 200,000	2.625%, 5/22/23	241,087
EUR 2,500,000	1.750%, 11/23/24	3,007,673
	Tritax EuroBox PLC
EUR 600,000	0.950%, 6/2/26	703,328
	Trust Fibra Uno
350,000	5.250%, 12/15/24	385,676
350,000	5.250%, 1/30/26	389,907
	Vivion Investments SARL
EUR 1,800,000	3.000%, 8/8/24	2,039,048
	Webuild SPA
EUR 1,125,000	5.875%, 12/15/25	1,450,055
	Westfield Stratford City Finance NO 2 PLC
GBP 500,000	1.642%, 8/4/31	681,207
		19,470,111
Hotels: 0.9%
	Hyatt Hotels Corp
485,000	1.800%, 10/1/24	486,072
	Whitbread Group PLC
GBP 2,000,000	3.375%, 10/16/25	2,828,193
		3,314,265
Insurance: 0.6%
	Assicurazioni Generali SPA
EUR 500,000	4.596% (3 Month EURIBOR + 4.500%), 11/21/70 [1,4,5]	651,358
	Rothesay Life PLC
GBP 800,000	8.000%, 10/30/25	1,343,109
		1,994,467
Leisure: 1.6%
	Carnival Corp
EUR 800,000	1.875%, 11/7/22	922,648
	CPUK Finance Ltd
GBP 375,000	3.588%, 2/28/42	545,995
GBP 510,000	6.500%, 8/28/50	725,828
	Expedia Group Inc
1,500,000	6.250%, 5/1/25	1,729,417
1,225,000	5.000%, 2/15/26	1,383,590
	Royal Caribbean Cruises Ltd
625,000	9.125%, 6/15/23	680,035
		5,987,513
Metals/Mining: 0.3%
	AngloGold Ashanti Holdings PLC
177,000	5.125%, 8/1/22	181,806
	Gold Fields Orogen Holdings BVI Ltd
900,000	5.125%, 5/15/24	971,024
		1,152,830
Publishing/Printing: 0.3%
	Informa PLC
EUR 1,000,000	2.125%, 10/6/25	1,227,472

Quasi & Foreign Government: 0.4%
	Eastern & Southern African Trade & Development Bank/The
600,000	5.375%, 3/14/22	609,240
	Emirates Development Bank PJSC
900,000	1.639%, 6/15/26	905,062
		1,514,302
Services: 0.3%
	Ocado Group PLC
GBP 575,000	–%, 10/8/26	774,755
	Verisure Holding AB
EUR 365,000	3.875%, 7/15/26	434,256
		1,209,011
Steel: 0.3%
	ArcelorMittal SA
EUR 400,000	1.000%, 5/19/23	470,107
	JSW Steel Ltd
470,000	5.250%, 4/13/22	477,530
		947,637
Super Retail: 2.4%
	AA Bond Co Ltd
GBP 2,207,000	2.875%, 1/31/22	2,978,069
GBP 740,000	2.750%, 7/31/43	1,012,712
GBP 985,000	4.875%, 7/31/43	1,421,316
	El Corte Ingles SA
EUR 1,450,000	3.625%, 3/15/24	1,735,534
	PVH Corp
EUR 1,275,000	3.625%, 7/15/24	1,611,403
		8,759,034
Technology: 1.5%
	ams AG
EUR 2,100,000	6.000%, 7/31/25	2,602,828
	Arqiva Broadcast Finance PLC
GBP 1,500,000	6.750%, 9/30/23	2,063,513
	Cellnex Finance Co SA
EUR 500,000	1.000%, 9/15/27	569,436
	Dell International LLC / EMC Corp
325,000	5.450%, 6/15/23	348,968
		5,584,745
Telecommunications: 3.3%
	Bharti Airtel International Netherlands BV
1,000,000	5.125%, 3/11/23	1,051,282
1,800,000	5.350%, 5/20/24	1,964,368
	Iliad SA
EUR 1,500,000	0.750%, 2/11/24	1,720,637
	LCPR Senior Secured Financing DAC
600,000	6.750%, 10/15/27	636,750
	PLT VII Finance SARL
EUR 375,000	4.625%, 1/5/26	447,908
EUR 375,000	4.625% (EE0003M + 4.625%), 1/5/26 [1]	437,685
	PPF Telecom Group BV
EUR 1,600,000	3.500%, 5/20/24	1,978,826
	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
503,125	4.738%, 9/20/29	537,966
	TalkTalk Telecom Group Ltd
GBP 1,650,000	3.875%, 2/20/25	2,184,304
	Telecom Italia SPA/Milano
EUR 1,000,000	4.000%, 4/11/24	1,239,547
		12,199,273
Transportation Excluding Air/Rail: 3.2%
	DP World Crescent Ltd
500,000	3.908%, 5/31/23	521,266
	Firstgroup PLC
GBP 950,000	6.875%, 9/18/24	1,476,072
	Gatwick Funding Ltd
GBP 400,000	6.125%, 3/2/28	636,799
	GXO Logistics Inc
975,000	1.650%, 7/15/26	968,760
	Heathrow Funding Ltd
GBP 2,100,000	7.125%, 2/14/24	3,193,360
	Pelabuhan Indonesia II PT
200,000	4.250%, 5/5/25	217,750
	Rail Transit International Development Co Ltd
EUR 1,500,000	1.625%, 6/22/22	1,744,496
	Stagecoach Group PLC
GBP 1,900,000	4.000%, 9/29/25	2,779,670
		11,538,173
Utilities: 2.6%
	Beijing Gas Singapore Capital Corp
1,500,000	2.750%, 5/31/22	1,517,385
	ContourGlobal Power Holdings SA
EUR 1,000,000	2.750%, 1/1/26	1,181,634
	Drax Finco PLC
EUR 300,000	2.625%, 11/1/25	359,554
	Hero Asia Investment Ltd
200,000	1.500%, 11/18/23	200,108
	ReNew Power Pvt Ltd
400,000	6.450%, 9/27/22	411,000
	Tabreed Sukuk Spc Ltd
750,000	5.500%, 10/31/25	865,946
	Thames Water Utilities Finance PLC
GBP 1,271,000	2.375%, 5/3/23	1,734,556
	Vena Energy Capital Pte Ltd
3,000,000	3.133%, 2/26/25	3,086,715
		9,356,898
TOTAL CORPORATE BONDS
(Cost $293,848,183)		296,331,619

COLLATERALIZED LOAN OBLIGATIONS: 2.4%
Collaterised Debt Obliga: 2.4%
	Aurium Clo VIII DAC
EUR 780,000	0.850% (3 Month EURIBOR + 0.850%), 6/23/34 [1]	901,921
	Capital Four CLO III DAC
EUR 1,000,000	–% (3 Month EURIBOR + 1.020%), 10/15/34 [1]	1,158,404
	Carlyle Global Market Strategies Euro CLO 2015-1 DAC
EUR 500,000	0.960% (3 Month EURIBOR + 0.960%), 1/16/33 [1]	579,848
	CVC Cordatus Loan Fund VIII DAC
EUR 1,000,000	0.850% (3 Month EURIBOR + 0.850%), 7/15/34 [1]	1,151,721
	Euro-Galaxy VII CLO DAC
EUR 750,000	0.830% (3 Month EURIBOR + 0.830%), 7/25/35 [1]	867,455
	Hayfin Emerald CLO I DAC
EUR 1,000,000	0.820% (3 Month EURIBOR + 0.820%), 4/17/34 [1]	1,154,642
	Madison Park Euro Funding VIII DAC
EUR 1,000,000	0.950% (3 Month EURIBOR + 0.950%), 4/15/32 [1]	1,161,493
	Penta CLO 7 DAC
EUR 500,000	0.950% (3 Month EURIBOR + 0.950%), 1/25/33 [1]	581,010
	RRE 2 Loan Management DAC
EUR 500,000	0.860% (3 Month EURIBOR + 0.860%), 7/15/35 [1]	576,330
	RRE 6 Loan Management DAC
EUR 500,000	0.870% (3 Month EURIBOR + 0.870%), 4/15/35 [1]	579,437
		8,712,261
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $8,877,283)		8,712,261

CONVERTIBLE BONDS: 3.3%
Banking: 2.3%
	Abanca Corp Bancaria SA
EUR 500,000	6.125% (5 Year Swap Rate EUR + 5.927%), 1/18/29 [1,4]	639,566
	Australia & New Zealand Banking Group Ltd
EUR 800,000	1.125% (5 Year Swap Rate EUR + 1.400%), 11/21/29 [1,4]	949,404
	Bank of Ireland Group PLC
1,890,000	4.125% (5 Year CMT Rate + 2.500%), 9/19/27 [1,4]	1,931,863
	Barclays PLC
EUR 2,800,000	2.000% (5 Year Swap Rate EUR + 1.900%), 2/7/28 [1,4]	3,320,574
	National Australia Bank Ltd
GBP 500,000	1.699% (GUKG5 + 1.400%), 9/15/31 [1,4]	665,279
	NatWest Group PLC
GBP 410,000	2.105% (GUKG5 + 1.750%), 11/28/31 [1,4]	552,260
	Virgin Money UK PLC
GBP 290,000	2.625% (GUKG5 + 2.250%), 8/19/31 [1,4]	393,600
		8,452,546
Diversified Financial Services: 0.1%
	Arrow Global Finance PLC
GBP 400,000	5.125%, 9/15/24	540,022

Insurance: 0.6%
	QBE Insurance Group Ltd
GBP 1,500,000	6.115% (5 Year Swap Rate GBP + 5.000%), 5/24/42 [1,4]	2,085,272

Telecommunications: 0.3%
	Telecom Italia SPA
EUR 1,000,000	1.125%, 3/26/22	1,161,971

TOTAL CONVERTIBLE BONDS
(Cost $12,279,139)		12,239,811

Shares
AFFILIATED MUTUAL FUNDS: 1.0%
351,978	Muzinich High Income Floating Rate Fund	3,544,418

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $3,519,780)		3,544,418

Principal Amount †
BANK LOANS: 8.3%
Airlines: 0.3%
	British Airways PLC
GBP 700,000	4.650%, 2/21/25 [1,2,3,6,8]	979,150

Building Materials: 0.2%
	Standard Industries Inc
700,000	2.250%, 5/27/27 [1,2,3,6]	701,502

Cable/Satellite TV: 0.3%
	Virgin Media SFA Finance Ltd
EUR 1,000,000	3.500% (6 Months EurIBOR + 3.500%), 6/20/29 [1,2]	1,155,595

Chemicals: 0.7%
	ColourOZ Investment 1 GmbH
EUR 1,429,331	5.000% (2 Months EurIBOR + 4.250%), 9/21/23 [1,2]	1,662,904
	LSF11 Skyscraper Holdco SARL
EUR 1,000,000	3.500% (3 Months EurIBOR + 3.500%), 8/6/27 [1,2]	1,155,160
		2,818,064
Diversified Financial Services: 0.4%
	Citadel Securities LP
1,492,500	2.584% (1 Month LIBOR + 2.500%), 2/2/28 [1,2]	1,480,776

Environmental: 0.1%
	Clean Harbors Inc
375,000	2.120%, 9/30/28 [1,2,3,6]	375,780

Gaming: 0.2%
	Gamesys Group PLC
GBP 550,000	4.303% (1 Month LIBOR + 4.250%), 11/27/24 [1,2]	741,304

Healthcare: 1.3%
	Elanco Animal Health Inc
1,496,128	1.836% (1 Month LIBOR + 1.750%), 2/4/27 [1,2]	1,479,693
	Hera SAS/Paris France
EUR 1,500,000	3.500% (3 Months EurIBOR + 3.500%), 8/30/24 [1,2]	1,731,950
	ICON Luxembourg SARL
274,313	3.000% (3 Months LIBOR + 2.500%), 7/3/28 [1,2]	275,530
	PRA Health Sciences Inc
74,813	3.000% (3 Months LIBOR + 2.500%), 7/3/28 [1,2]	75,145
	Ramsay Generale de Sante
EUR 1,000,000	2.750% (3 Months EurIBOR + 2.750%), 4/15/27 [1,2]	1,158,798
		4,721,116
Hotels: 0.3%
	Sandy BidCo BV
EUR 1,000,000	4.500%, 9/29/28 [1,2,3,6]	1,161,363

Services: 2.7%
	APX Group Inc
1,075,000	4.000% (1 Month LIBOR + 3.500%), 7/10/28 [1,2]	1,073,151
	Assystem Technologies Services SASU
EUR 3,000,000	4.250% (6 Months EurIBOR + 4.250%), 7/12/24 [1,2]	3,375,999
	Fugue Finance BV
EUR 2,000,000	3.250% (3 Months EurIBOR + 3.250%), 8/30/24 [1,2]	2,277,725
	Kantar
EUR 1,500,000	4.250% (3 Months EurIBOR + 4.250%), 12/4/26 [1,2]	1,747,605
	Markermeer Finance BV
EUR 1,000,000	3.500% (6 Months EurIBOR + 3.500%), 1/22/27 [1,2]	1,139,882
	Summer BC Holdco B SARL
200,000	5.250% (3 Months LIBOR + 4.500%), 12/4/26 [1,2]	200,376
		9,814,738
Super Retail: 0.7%
	L1R HB Finance Ltd
GBP 2,015,319	5.337% (3 Months LIBOR + 5.250%), 8/4/24 [1,2]	2,564,394

Technology: 0.3%
	GFK SE
EUR 1,000,000	3.750% (3 Months EurIBOR + 3.750%), 4/28/28 [1,2]	1,162,979

Transportation Excluding Air/Rail: 0.8%
	First Student Bidco Inc
383,968	3.500% (3 Months LIBOR + 3.000%), 7/21/28 [1,2]	382,336
141,733	3.500% (3 Months LIBOR + 3.000%), 7/21/28 [1,2]	141,131
	Hurtigruten Group AS
EUR 2,000,000	4.000% (6 Months EurIBOR + 4.000%), 2/7/25 [1,2]	2,198,170
		2,721,637
TOTAL BANK LOANS
(Cost $30,372,845)		30,398,398

TOTAL INVESTMENTS IN SECURITIES: 96.2%
(Cost $348,897,229)		351,226,507
Other Assets in Excess of Liabilities: 3.8%		13,752,654
TOTAL NET ASSETS: 100.0%		$364,979,161

†	In USD unless otherwise indicated.
PIK	Payment-in-Kind - represents the security may pay interest in additional par.
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great Britain Pound
USD	United States Dollar
LIBOR	London Interbank Offered Rate

[1]	Variable rate security; rate shown is the rate in effect on September 30, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	Denotes investments purchased on a when-issued or delayed delivery basis.
[4]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on September 30, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[5]	Perpetual call date security. Date shown is next call date.
[6]	All or a portion of the loan may be unfunded.
[7]	Security is in default.
[8]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2021 (Unaudited)

The Muzinich Low Duration Fund (the "Fund") had the following forward foreign currency exchange contracts outstanding with the Bank of New York:

		U.S. Dollar Value at		U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Currency to be Delivered	September 30, 2021	Currency to be Received	September 30, 2021	(Depreciation)
10/19/2021	EUR 61,300,000	$71,033,201	USD 72,593,557	$72,593,557	$1,560,356
12/14/2021	EUR 66,500,000	77,158,032	USD 78,747,305	78,747,305	1,589,273
10/19/2021	GBP 44,300,000	59,691,280	USD 61,326,540	61,326,540	1,635,260
		$207,882,513		$212,667,402	$4,784,889

Summary of Fair Value Exposure at September 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$296,331,619	$–	$296,331,619
Collateralized Loan Obligations	–	8,712,261	–	8,712,261
Convertible Bonds	–	12,239,811	–	12,239,811
Affiliated Mutual Funds	3,544,418	–	–	3,544,418
Bank Loans[1]	–	29,419,248	979,150	30,398,398
Total Assets	$3,544,418	$346,702,939	$979,150	$351,226,507
Other Financial Instruments[2]:
Forwards	$–	$4,784,889	$–	$4,784,889
Total Other Financial Instruments	$–	$4,784,889	$–	$4,784,889

[1] See Schedule of Investments for disclosure of Level 3 securities.
[2] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the instruments.

The following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Bank Loans	Total
Balance as of December 31, 2020	$-	$-
Acquisitions	864,144	864,144
Dispositions	-	-
Accrued discounts/premiums	9,603	9,603
Realized gain (loss)	-	-
Change in unrealized appreciation/depreciation	105,403	105,403
Transfer in and/or out of Level 3	-	-
Balance as of September 30, 2021	$979,150	$979,150

Change in unrealized appreciation/depreciation for Level 3 investments held at September 30, 2021	$105,403	$105,403

Type of Security	Fair Value at 9/30/21	Valuation Techniques	Unobservable Input	Input Value(s)
Bank Loans	$979,150	Comparable Securities	Adjustment to yield	94 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust’s valuation procedures have been adopted by the Trust’s Board, which has established a Valuation Committee to oversee valuation techniques. The Board ratifies valuation techniques quarterly.

Controlled Company
Affiliated Mutual Fund	Share/Par Balance September 30, 2021	Value as of December 31, 2020	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Value as of September 30, 2021	Dividend and Interest Income
Muzinich High Income Floating Rate Fund	351,978	$6,937,000	$-	$(3,500,000)	$19,780	$87,638	$3,544,418	$75,944